LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
Schedule of lease liabilities

	December 31, 2025	December 31, 2024
	$	$
Opening balance	1,710	2,087
New liabilities and modifications of leases	593	80
Principal repayment	(627)	(457)
Ending balance	1,676	1,710
Current portion	569	470
Non-current portion	1,107	1,240